Segment Information (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Summary of Net Sales by Segment and Geographical Area
The table below sets forth net sales for the six months ended June 30, 2022 and June 30, 2021:

(€ million)		Europe	United States	Other countries	June 30, 2022	Europe	United States	Other countries	June 30, 2021
Pharmaceuticals		3,665	6,239	5,095	14,999	3,575	4,892	4,729	13,196
General Medicines		2,130	1,410	3,817	7,357	2,228	1,262	3,728	7,218
of which	Lantus®	223	425	623	1,271	246	429	614	1,289
	Toujeo®	211	128	202	541	195	120	185	500
	Praluent®	108	55	34	197	75	5	24	104
	Multaq®	9	160	9	178	12	132	7	151
	Lovenox®	353	7	354	714	368	15	385	768
	Plavix® (a)	52	5	451	508	60	5	420	485
	Thymoglobulin®	17	121	72	210	16	101	55	172
	Industrial sales (a)	294	13	9	316	335	24	21	380
Specialty Care		1,535	4,829	1,278	7,642	1,347	3,630	1,001	5,978
of which	Aubagio®	269	689	59	1,017	264	666	64	994
	Cerezyme®	126	94	147	367	124	83	136	343
	Myozyme/Lumizyme®	206	163	118	487	200	180	103	483
	Fabrazyme®	116	221	121	458	111	190	111	412
	Eloctate®	—	232	59	291	—	216	62	278
	Jevtana®	19	142	42	203	75	119	46	240
	Dupixent®	450	2,653	474	3,577	289	1,740	261	2,290
Vaccines		321	678	1,199	2,198	244	626	1,067	1,937
of which	Polio/Pertussis/Hib vaccines	161	224	817	1,202	145	241	667	1,053
	Influenza vaccines	37	12	132	181	18	—	178	196
Consumer Healthcare		781	645	1,167	2,593	653	570	979	2,202
of which	Allergy	37	249	132	418	34	200	109	343
	Pain Care	289	103	226	618	250	91	187	528
	Digestive Wellness	224	62	375	661	200	61	312	573
Total net sales		4,767	7,562	7,461	19,790	4,472	6,088	6,775	17,335
(a) Following the Capital Markets Day held in February 2021, Sanofi altered the presentation of sales within the General Medicines franchise and the Consumer Healthcare segment. A separate line was introduced for “Industrial sales”, which essentially comprises sales of active ingredients and semi-finished products to third parties. Previously, such sales were presented within the Diabetes and Cardiovascular & Established Prescription Products franchises on the line for the relevant product (such as Plavix®), and on the “Generics” line.
Schedule of Segment Results
Segment results are shown in the table below:

	June 30, 2022 (6 months)
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Other (a)	Total
Net sales	14,999	2,198	2,593		19,790
Other revenues	266	707	30	2	1,005
Cost of sales	(3,539)	(1,578)	(890)	(120)	(6,127)
Research and development expenses	(2,442)	(412)	(81)	(212)	(3,147)
Selling and general expenses	(2,748)	(367)	(752)	(1,086)	(4,953)
Other operating income and expenses	(886)	9	113	(24)	(788)
Share of profit/(loss) from investments accounted for using the equity method	22	25	8	—	55
Net income attributable to non-controlling interests	(15)	—	(2)	—	(17)
Business operating income	5,657	582	1,019	(1,440)	5,818
(a)     The “Other” column reconciles segmental results to the total per the consolidated financial statements.
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	June 30, 2021 (6 months) (a)
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Other (b)	Total
Net sales	13,196	1,937	2,202	—	17,335
Other revenues	108	461	27	—	596
Cost of sales	(3,404)	(1,254)	(753)	(131)	(5,542)
Research and development expenses	(2,040)	(316)	(69)	(238)	(2,663)
Selling and general expenses	(2,481)	(359)	(700)	(991)	(4,531)
Other operating income and expenses	(465)	120	23	23	(299)
Share of profit/(loss) from investments accounted for using the equity method	13	8	5	—	26
Net income attributable to non-controlling interests	(16)	—	(4)	—	(20)
Business operating income	4,911	597	731	(1,337)	4,902
(a)     Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
(b)    The “Other” column reconciles segmental results to the total per the consolidated financial statements.

	December 31, 2021 (12 months)
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Other (a)	Total
Net sales	26,970	6,323	4,468	—	37,761
Other revenues	264	1,095	55	—	1,414
Cost of sales	(6,965)	(3,430)	(1,606)	(250)	(12,251)
Research and development expenses	(4,330)	(712)	(153)	(497)	(5,692)
Selling and general expenses	(5,326)	(805)	(1,388)	(2,036)	(9,555)
Other operating income and expenses	(1,172)	128	111	(13)	(946)
Share of profit/(loss) from investments accounted for using the equity method	17	11	11	—	39
Net income attributable to non-controlling interests	(49)	(1)	(5)	(1)	(56)
Business operating income	9,409	2,609	1,493	(2,797)	10,714
(a) The “Other” column reconciles segmental results to the total per the consolidated financial statements.

Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method
The table below, presented in compliance with IFRS 8, shows a reconciliation between “Business operating income” and Income before tax and investments accounted for using the equity method:

(€ million)	June 30, 2022 (6 months)	June 30, 2021 (6 months) (a)	December 31, 2021 (12 months)
Business operating income	5,818	4,902	10,714
Share of profit/(loss) from investments accounted for using the equity method (b)	(55)	(26)	(39)
Net income attributable to non-controlling interests (c)	17	20	56
Amortization and impairment of intangible assets	(997)	(953)	(1,772)
Fair value remeasurement of contingent consideration	(17)	(4)	(4)
Expense arising from the impact of acquisitions on inventories	(3)	—	(4)
Restructuring costs and similar items	(792)	(343)	(820)
Other gains and losses, and litigation	(142)	—	(5)
Operating income	3,829	3,596	8,126
Financial expenses	(189)	(188)	(368)
Financial income	34	28	40
Income before tax and investments accounted for using the equity method	3,674	3,436	7,798
(a)Includes the impacts of the IFRIC agenda decisions of March 2021 (on the costs of configuration and customization of software used under a SaaS contract) and of April 2021 (on the attribution of benefits to periods of service), as described in note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
(b)Excludes (i) restructuring costs relating to investments accounted for using the equity method and (ii) expenses arising from the impact of acquisitions on investments accounted for using the equity method.
(c)Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.

Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment
Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	June 30, 2022 (6 months)
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Total
Investments accounted for using the equity method	559	109	42	710
Acquisitions of property, plant and equipment	467	197	29	693
Acquisitions of other intangible assets	238	36	7	281

	June 30, 2021 (6 months)
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Total
Investments accounted for using the equity method	144	70	—	214
Acquisitions of property, plant and equipment	445	196	27	668
Acquisitions of other intangible assets (a)	236	81	6	323
(a)Includes the impacts of the IFRIC agenda decision of March 2021 on the costs of configuration and customization of software used under a SaaS contract, as described in note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.

	December 31, 2021 (12 months)
(€ million)	Pharmaceuticals	Vaccines	Consumer Healthcare	Total
Investments accounted for using the equity method	165	85	—	250
Acquisitions of property, plant and equipment	1,024	382	73	1,479
Acquisitions of other intangible assets	450	108	6	564

Summary of Geographical Information on Net Sales and Non-Current Assets
In accordance with IFRS 8, the non-current assets reported below exclude financial instruments, deferred tax assets, pre-funded pension obligations, and right-of-use assets as determined under IFRS 16.

	June 30, 2022 (6 months)
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	19,790	4,767	1,105	7,875	7,562	7,148
Non-current assets:
•property, plant and equipment	9,767	5,391	2,935	3,246	2,414	1,130
•goodwill	50,555	—	—	—	—	—
•other intangible assets	21,978	6,467	—	14,505	—	1,006

	June 30, 2021 (6 months) (a)
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	17,335	4,472	1,087	6,388	6,088	6,475
Non-current assets:
•property, plant and equipment	9,503	5,874	3,162	2,699	1,996	930
•goodwill	44,979	—	—	—	—	—
•other intangible assets (a)	19,370	7,187	—	10,884	—	1,299
(a)Includes the impacts of the IFRIC agenda decision of March 2021 on the costs of configuration and customization of software used under a SaaS contract, as described in note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.

	December 31, 2021 (12 months)
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	37,761	9,759	2,256	15,075	14,385	12,927
Non-current assets:
•property, plant and equipment	10,028	5,959	3,253	2,998	2,234	1,071
•goodwill	48,056	—	—	—	—	—
•other intangible assets	21,407	7,059	—	13,187	—	1,161